Organization and Operations - General information (Details) $ in Thousands						6 Months Ended
	Apr. 26, 2018 USD ($) m³	Oct. 20, 2017 USD ($) m³	Jul. 03, 2017 USD ($) m³	May 03, 2017 USD ($) m³	Jan. 23, 2014 item	Jun. 30, 2018 item m³
Organization and Operations
Number of LNG carriers acquired on IPO | item					3
Ownership interest in subsidiary (in percent)						100.00%
GAS-eleven Ltd.
Organization and Operations
Ownership interest in subsidiary (in percent)				100.00%
LNG Cargo capacity (in cbm)				174,000		174,000
Aggregate purchase price | $				$ 219,000
GAS-thirteen Ltd.
Organization and Operations
Ownership interest in subsidiary (in percent)			100.00%
LNG Cargo capacity (in cbm)			174,000			174,000
Aggregate purchase price | $			$ 211,000
GAS-eight Ltd.
Organization and Operations
Ownership interest in subsidiary (in percent)		100.00%
LNG Cargo capacity (in cbm)		155,000				155,000
Aggregate purchase price | $		$ 185,900
GAS-fourteen Ltd.
Organization and Operations
Ownership interest in subsidiary (in percent)	100.00%
LNG Cargo capacity (in cbm)	174,000					174,000
Aggregate purchase price | $	$ 207,000
GasLog Ltd.
Organization and Operations
Ownership percentage of GasLog Ltd.						29.10%
General Partner interest (in percent)						100.00%
Cool Pool
Organization and Operations
Number of TFDE LNG carriers | item						17
Maximum period of Cool Pool vessels as agents for owners						1 year
Cool Pool | Minimum
Organization and Operations
LNG Cargo capacity (in cbm)						155,000
Cool Pool | Maximum
Organization and Operations
LNG Cargo capacity (in cbm)						170,000